Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EUPAC Fund
Entity Central Index Key	0000719603
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
EuroPacific Growth Fund® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class A
Trading Symbol	AEPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares lost 0.05% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class A (with sales charge) *	(5.80) %	8.24%	4.33%
EuroPacific Growth Fund — Class A (without sales charge) *	(0.05) %	9.53%	4.95%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
EuroPacific Growth Fund® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class C
Trading Symbol	AEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 155	1.56%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares lost 0.78% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class C (with sales charge) *	(1.71) %	8.72%	4.31%
EuroPacific Growth Fund — Class C (without sales charge) *	(0.78) %	8.72%	4.31%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot
invest
directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
EuroPacific Growth Fund® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class T
Trading Symbol	TEUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 0.22% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class T (with sales charge) 2	(2.29) %	9.25%	5.80%
EuroPacific Growth Fund — Class T (without sales charge) 2	0.22%	9.81%	6.13%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	5.96%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
EuroPacific Growth Fund® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class F-1
Trading Symbol	AEGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares lost 0.07% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class F-1 *	(0.07) %	9.51%	4.92%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund
changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
EuroPacific Growth Fund® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class F-2
Trading Symbol	AEPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 0.22% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class F-2 *	0.22%	9.81%	5.21%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
EuroPacific Growth Fund® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class F-3
Trading Symbol	FEUPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 0.31% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class F-3 2	0.31%	9.93%	6.57%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	6.23%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
EuroPacific Growth Fund® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-A
Trading Symbol	CEUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares lost 0.06% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-A (with sales charge) *	(3.56) %	8.73%	4.54%
EuroPacific Growth Fund — Class 529-A (without sales charge) *	(0.06) %	9.51%	4.91%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
EuroPacific Growth Fund® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-C
Trading Symbol	CEUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 158	1.59%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares lost 0.81% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-C (with sales charge) *	(1.75) %	8.68%	4.51%
EuroPacific Growth Fund — Class 529-C (without sales charge) *	(0.81) %	8.68%	4.51%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
EuroPacific Growth Fund® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-E
Trading Symbol	CEUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 108	1.08%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares lost 0.28% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-E *	(0.28) %	9.26%	4.67%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
EuroPacific Growth Fund® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-T
Trading Symbol	TEUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 0.15% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class 529-T (with sales charge) 2	(2.35) %	9.20%	5.74%
EuroPacific Growth Fund — Class 529-T (without sales charge) 2	0.15%	9.76%	6.08%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	5.96%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
EuroPacific Growth Fund® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-F-1
Trading Symbol	CEUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 0.10% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class 529-F-1 *	0.10%	9.71%	5.12%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
EuroPacific Growth Fund® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-F-2
Trading Symbol	FUEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 0.21% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
EuroPacific Growth Fund — Class 529-F-2 2	0.21%	4.17%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	7.75%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
EuroPacific Growth Fund® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class 529-F-3
Trading Symbol	FEPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 0.26% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
EuroPacific Growth Fund — Class 529-F-3 2	0.26%	4.23%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	7.75%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
EuroPacific Growth Fund® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-1
Trading Symbol	RERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 155	1.56%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares lost 0.78% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-1 *	(0.78) %	8.73%	4.16%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
EuroPacific Growth Fund® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-2
Trading Symbol	RERBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 155	1.56%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares lost 0.76% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-2 *	(0.76) %	8.74%	4.18%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
EuroPacific Growth Fund® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-2E
Trading Symbol	REEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 127	1.27%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares lost 0.48% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-2E *	(0.48) %	9.05%	4.49%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
EuroPacific Growth Fund® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-3
Trading Symbol	RERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 111	1.11%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares lost 0.33% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-3 *	(0.33) %	9.22%	4.64%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
EuroPacific Growth Fund® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-4
Trading Symbol	REREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares lost 0.03% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-4 *	(0.03) %	9.55%	4.96%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
EuroPacific Growth Fund® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-5E
Trading Symbol	RERHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 0.16% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
EuroPacific Growth Fund — Class R-5E 2	0.16%	9.76%	5.92%
MSCI ACWI (All Country World Index) ex USA 3	6.09%	10.92%	6.02%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
EuroPacific Growth Fund® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-5
Trading Symbol	RERFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 0.27% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-5 *	0.27%	9.88%	5.27%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
EuroPacific Growth Fund® - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	EuroPacific Growth Fund®
Class Name	Class R-6
Trading Symbol	RERGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EuroPacific Growth Fund (the "fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 47	0.47%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 0.34% for the year ended March 31, 2025. That result compares with a 6.09% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
European stocks rose, aided by looser monetary policy as economic growth remained sluggish. U.K. markets advanced amid slight growth in gross domestic product and persistent inflation. Japanese stocks fell modestly as economic growth remained frail and the Bank of Japan nudged up interest rates. Stocks in China surged, fueled by government stimulus and enthusiasm for the technology sector. India saw a slight positive return in a year marked by weakening economic growth.
Holdings in most equity sectors produced positive returns for the fund, with communication services, financials and utilities particularly additive. Likewise, consumer staples, industrials and real estate saw returns surpassing those of the overall portfolio. Geographically, investments in companies based in the eurozone and the U.K. were significant contributors to absolute returns.
Conversely, the fund’s holdings in the health care, energy and materials sectors detracted from returns. Likewise, holdings in Japan and other European regions had negative returns overall.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
EuroPacific Growth Fund — Class R-6 *	0.34%	9.93%	5.33%
MSCI ACWI (All Country World Index) ex USA †	6.09%	10.92%	4.98%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2024
Net Assets	$ 124,209,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 561,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,209
Total number of portfolio holdings	342
Total advisory fees paid (in millions)	$ 561
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Effective June 1, 2025, the fund name is EUPAC Fund.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the fund name is EUPAC Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by June 1, 2025 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6